As filed with the Securities and Exchange Commission on August 28, 2023

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04980

TCW Strategic Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Peter Davidson, Esq. Vice President and Assistant Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:	(213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record

TCW Strategic Income Fund, Inc. did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Strategic Income Fund, Inc.
(Registrant)

By:	/s/ Kathryn Koch
Kathryn Koch
President and Chief Executive Officer

Date: August 28, 2023